UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2014

Date of reporting period:  May 31,2013

Item 1. Schedule of Investments.

Snow Capital Opportunity Fund
Schedule of Investments
May 31, 2013

	Shares	Value
COMMON STOCKS - 81.40%
Activities Related to Credit Intermediation - 2.34%
VeriFone Systems, Inc. (a)	320,000	7,465,600
Air Freight & Logistics - 1.53%
Atlas Air Worldwide Holdings, Inc. (a)	105,000	4,874,100
Airlines - 2.00%
Southwest Airlines Co.	450,000	6,376,500
Auto Components - 2.39%
TRW Automotive Holdings Corp. (a)	120,000	7,602,000
Chemicals - 0.92%
OM Group, Inc. (a)	100,000	2,934,000
Commercial Banks - 3.48%
First Niagara Financial Group, Inc.	600,000	5,862,000
Wells Fargo & Co.	129,000	5,230,950
		11,092,950
Computers & Peripherals - 0.56%
Apple, Inc.	4,000	1,798,720
Containers & Packaging - 1.96%
Sealed Air Corp.	260,000	6,245,200
Deep Sea, Coastal, and Great Lakes Water Transportation - 2.09%
Royal Caribbean Cruises Ltd (b)	190,000	6,651,900
Diversified Financial Services - 4.16%
Bank of America Corp.	522,000	7,130,520
JP Morgan Chase & Co.	112,200	6,124,998
		13,255,518
Electical Equipment - 2.22%
Eaton Corp PLC (b)	107,000	7,068,420
Electronic Equipment, Instruments & Components - 3.76%
Avnet, Inc. (a)	210,000	7,173,600
Vishay Intertechnology, Inc. (a)	330,000	4,804,800
		11,978,400
Energy Equipment & Services - 5.80%
Baker Hughes, Inc.	135,000	6,139,800
Noble Corp. (b)	190,501	7,381,913
Patterson-UTI Energy, Inc.	235,460	4,947,015
		18,468,728
Health Care Providers & Services - 7.89%
Community Health Systems, Inc.	184,865	8,904,947
Health Management Associates, Inc. (a)	586,110	8,082,457
WellPoint, Inc.	106,000	8,158,820
		25,146,224
Insurance - 10.71%
Genworth Financial, Inc. (a)	1,140,000	12,323,401
Hartford Financial Services Group, Inc.	360,700	11,048,241
MetLife, Inc.	243,000	10,743,030
		34,114,672
Life Sciences Tools & Services - 2.14%
Agilent Technologies, Inc.	150,000	6,817,500
Machinery - 2.04%
Terex Corp. (a)	181,500	6,510,405
Multiline Retail - 6.41%
Big Lots, Inc. (a)	175,000	5,958,750
Kohl's Corp.	125,000	6,426,250
Macy's, Inc.	166,600	8,053,444
		20,438,444
Oil, Gas & Consumable Fuels - 5.30%
BP PLC - ADR	140,000	6,007,400
Chesapeake Energy Corp.	345,000	7,534,800
Phillips 66	50,000	3,328,500
		16,870,700
Other Electrical Equipment and Component Manufacturing - 0.84%
GrafTech International Ltd (a)	320,000	2,684,800
Other Heavy and Civil Engineering Construction - 2.15%
KBR, Inc.	190,000	6,859,000
Pharmaceuticals - 2.39%
Teva Pharmaceutical Industries Ltd. - ADR	199,000	7,601,800
Semiconductors & Semiconductor Equipment - 2.30%
Marvell Technology Group Ltd. (b)	675,000	7,317,000
Software - 3.72%
Microsoft Corp.	340,000	11,859,200
Specialty Retail - 1.37%
Express, Inc. (a)	200,000	4,360,000
Textiles, Apparel & Luxury Goods - 0.93%
Vera Bradley, Inc. (a)	126,200	2,965,700
TOTAL COMMON STOCKS (Cost $201,540,567)		$259,357,481

	Principal Amount	Value
CONVERTIBLE BONDS - 3.22%
MGIC Investment Corp.
9.00%, 04/01/2063	9,055,000	$10,266,106
TOTAL CONVERTIBLE BONDS (Cost $6,585,338)		$10,266,106

	Contracts	Value
PURCHASED OPTIONS - 0.51%
Call Options - 0.50%
SPDR S&P 500 ETF Trust
Expiration: January, 2014, Exercise Price: $156.000	413	532,770
Expiration: January, 2014, Exercise Price: $157.000	950	1,073,975
Total Call Options		1,606,745

Put Options - 0.01%
PowerShares DB Commodity Index Tracking Fund
Expiration: January, 2014, Exercise Price: $20.000	490	9,800
SPDR S&P 500 ETF Trust
Expiration: June, 2013, Exercise Price: $140.000	749	5,992
Expiration: June, 2013, Exercise Price: $141.000	18	72
Total Put Options		15,864
TOTAL PURCHASED OPTIONS (Cost $1,145,153)		$1,622,609

	Shares	Value
SHORT-TERM INVESTMENTS - 14.95%
Money Market Fund - 14.95%
Fidelity Institutional Government Portfolio	47,644,593	47,644,593
TOTAL SHORT-TERM INVESTMENTS (Cost $47,644,593)		$47,644,593

Total Investments (Cost $256,915,651) - 100.08%		318,890,789
Liabilities in Excess of Other Assets - (0.08)%		(260,705)
TOTAL NET ASSETS - 100.00%		$318,630,084

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Opportunity Fund
Schedule of Options Written
May 31, 2013 (Unaudited)

	Contracts	Value
CALL OPTIONS
Bank of America Corp
Expiration: June, 2013, Exercise Price: $13.00	400	32,800
Community Health Systems, Inc.
Expiration: June, 2013, Exercise Price: $43.75	200	93,000
Expiration: June, 2013, Exercise Price: $48.00	60	13,200
Eaton Corp PLC
Expiration: July, 2013, Exercise Price: $67.50	200	35,000
Genworth Financial, Inc.
Expiration: June, 2013, Exercise Price: $11.00	526	15,780
Expiration: September, 2013, Exercise Price: $10.00	300	49,200
Expiration: September, 2013, Exercise Price: $12.00	620	35,340
Hartford Financial Services Group, Inc.
Expiration: September, 2013, Exercise Price: $33.00	450	51,750
Healthcare America, Inc.
Expiration: August, 2013, Exercise Price: $13.00	770	111,650
Macy's, Inc.
Expiration: July, 2013, Exercise Price: $50.00	400	38,000
Marvell Technology Group, Ltd.
Expiration: June, 2013, Exercise Price: $12.00	300	2,700
Noble Corp.
Expiration: July, 2013, Exercise Price: $43.00	200	10,300
Phillips 66
Expiration: July, 2013, Exercise Price: $70.00	169	27,885
Terex Corp.
Expiration: July, 2013, Exercise Price: $36.00	18	3,960
VeriFone Systems, Inc.
Expiration: July, 2013, Exercise Price: $27.00	142	6,390
Vishay Interntechnology, Inc.
Expiration: July, 2013, Exercise Price: $15.00	400	21,600
Wellpoint, Inc.
Expiration: June, 2013, Exercise Price: $80.00	60	3,660
Expiration: July, 2013, Exercise Price: $80.00	200	33,400
		585,615
PUT OPTIONS
Atlas Air Worldwide Holdings, Inc.
Expiration: July, 2013, Exercise Price: $45.00	260	32,500
Express, Inc.
Expiration: July, 2013, Exercise Price: $15.00	200	500
Expiration: July, 2013, Exercise Price: $17.50	300	1,500
Expiration: October, 2013, Exercise Price: $15.00	300	5,250
Genworth Financial, Inc.
Expiration: June, 2013, Exercise Price: $8.00	300	1,050
Expiration: June, 2013, Exercise Price: $9.00	500	1,750
Expiration: September, 2013, Exercise Price: $8.00	392	7,252
Hartford Financial Services Group, Inc.
Expiration: September, 2013, Exercise Price: $30.00	450	83,700
Health Management Associates, Inc.
Expiration: August, 2013, Exercise Price: $10.00	400	6,000
Lender Processing Services, Inc.
Expiration: June, 2013, Exercise Price: $22.00	159	398
Royal Caribbean Cruises, Ltd.
Expiration: July, 2013, Exercise Price: $35.00	200	25,200
SPDR S&P 500 ETF Trust
Expiration: January, 2014, Exercise Price: $154.00	1,363	715,575
VeriFone Systems, Inc.
Expiration: July, 2013, Exercise Price: $19.00	400	10,000
		890,675
Total Options Written (Premiums received $2,006,484)		$1,476,290

The cost basis of investments for federal income tax purposes at May 31, 2013 was as follows*:

Cost of investments	$256,915,651
Gross unrealized appreciation - Equities	59,595,015
Gross unrealized appreciation - Options	1,431,959
Gross unrealized depreciation - Equities	(1,778,102)
Gross unrealized depreciation - Fixed Income	3,680,769
Gross unrealized depreciation - Options	(424,309)
Net unrealized depreciation	$62,505,332

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Snow Capital Opportunity Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation and protection of investment principal. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on April 28, 2006.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

The Fund may use certain options and futures contracts and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions. Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the structural options and futures markets and the securities markets, from differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. The Snow Capital Opportunity Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period, current interest rates and supply and demand factors. The premium is the market value of an option at the time the contract trade is executed. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks1	$259,357,481	$-	$-	$259,357,481
Total Equity	259,357,481	-	-	259,357,481

Fixed Income
Convertible Bonds	-	10,266,106	-	10,266,106
Total Fixed Income	-	10,266,106	-	10,266,106

Derivative
Purchased Options	1,622,609	-	-	1,622,609
Total Derivative	1,622,609	-	-	1,622,609

Short-Term Investments	-	47,644,593	-	47,644,593

Total Investments in Securities	$260,980,090	$57,910,699	$-	$318,890,789

Other Financial Instruments*	$530,194	$-	$-	$530,194

* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the net unrealized appreciation (depreciation) on the instruments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and 2 as of May 31, 2013.

The Fund held  no Level 3 securities during the period ended May 31, 2013. The Fund measures Level 3 activity as of the beginning and end of the fiscal period.  For the period ended May 31, 2013 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

1 For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2013 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$1,622,609	Options written, at value	$1,476,290

Total		$1,622,609		$1,476,290

* Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period March 1, 2013 through May 31, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(75,322)	$70,352	(4,970)
Total	$(75,322)	$70,352	$(4,970)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$529,248	$583,941	$1,113,189
Total	$529,248	$583,941	$1,113,189

Snow Capital Small Cap Value Fund
Schedule of Investments
May 31, 2013

	Shares	Value
COMMON STOCKS - 98.45%
Activities Related to Credit Intermediation - 2.77%
VeriFone Systems, Inc. (a)	61,600	1,437,128
Aerospace & Defense - 4.37%
Ducommun, Inc. (a)	15,390	299,028
LMI Aerospace, Inc. (a)	16,840	319,623
Spirit Aerosystems Holdings, Inc. (a)	76,500	1,653,165
		2,271,816
Air Freight & Logistics - 3.41%
Atlas Air Worldwide Holdings, Inc. (a)	38,190	1,772,780
Auto Components - 1.24%
Modine Manufacturing Co. (a)	63,000	645,750
Capital Markets - 1.62%
Cowen Group, Inc. (a)	150,955	466,451
SWS Group, Inc. (a)	62,525	374,525
		840,976
Chemicals - 3.07%
OM Group, Inc. (a)	54,390	1,595,803
Clothing Stores - 0.57%
Body Central Corp. (a)	24,000	294,960
Commercial Banks - 7.75%
1st United Bancorp, Inc.	47,555	304,352
BancorpSouth, Inc.	31,960	548,434
First Niagara Financial Group, Inc.	166,110	1,622,894
FNB Corp.	46,400	533,600
TCF Financial Corp.	70,445	1,014,408
		4,023,688
Communications Equipment - 1.58%
Black Box Corp.	30,505	820,890
Computers & Peripherals - 1.64%
Silicon Graphics International Corp. (a)	56,250	849,375
Construction & Engineering - 0.96%
AECOM Technology Corp. (a)	16,120	496,335
Consumer Finance - 2.08%
Green Dot Corp. (a)	60,200	1,081,794
Containers & Packaging - 1.95%
Sealed Air Corp.	42,100	1,011,242
Distributors - 1.15%
VOXX International Corp. (a)	53,880	599,146
Electronic Equipment, Instruments & Components - 1.46%
Orbotech Ltd. (a) (b)	37,355	436,680
Vishay Intertechnology, Inc. (a)	22,050	321,048
		757,728
Energy Equipment & Services - 5.34%
CARBO Ceramics, Inc.	6,895	454,381
ION Geophysical Corp. (a)	222,350	1,420,816
Patterson-UTI Energy, Inc.	42,640	895,866
		2,771,063
Food & Staples Retailing - 0.88%
Andersons, Inc.	9,000	458,460
Health Care Equipment & Supplies - 3.07%
Integra LifeSciences Holdings Corp. (a)	19,400	735,066
Invacare Corp.	55,435	859,242
		1,594,308
Health Care Providers & Services - 12.92%
Accretive Health, Inc. (a)	54,935	625,160
Community Health Systems, Inc.	34,010	1,638,262
Health Management Associates, Inc. (a)	88,310	1,217,795
Health Net, Inc. (a)	55,235	1,760,338
Kindred Healthcare, Inc. (a)	62,140	838,890
Triple-S Management Corp. (a) (b)	29,450	623,457
		6,703,902
Health Care Technology - 2.76%
Quality Systems, Inc.	80,235	1,434,602
Insurance - 8.19%
Aspen Insurance Holdings Ltd. (b)	15,620	573,879
Assurant, Inc.	32,710	1,626,996
Endurance Specialty Holdings Ltd. (b)	8,695	437,619
Protective Life Corp.	41,800	1,616,824
		4,255,318
IT Services - 0.48%
Hackett Group, Inc.	49,265	248,296
Lawn and Garden Equipment and Supplies Stores - 0.39%
Titan Machinery, Inc. (a)	10,000	205,100
Leisure Equipment & Products - 1.00%
JAKKS Pacific, Inc.	51,540	520,554
Machinery - 7.51%
Barnes Group, Inc.	51,700	1,562,374
Kennametal, Inc.	37,300	1,616,582
Terex Corp. (a)	20,105	721,166
		3,900,122
Medical Equipment and Supplies Manufacturing - 1.44%
Orthofix International NV (a)	27,000	746,280
Motor Vehicle Parts Manufacturing - 0.48%
NN, Inc. (a)	27,000	250,020
Multiline Retail - 2.70%
Big Lots, Inc. (a)	41,165	1,401,668
Office Electronics - 1.65%
Zebra Technologies Corp. (a)	18,835	860,005
Oil, Gas & Consumable Fuels - 1.80%
Carrizo Oil & Gas, Inc. (a)	36,430	934,794
Other Electrical Equipment and Component Manufacturing - 1.95%
GrafTech International Ltd (a)	120,500	1,010,995
Personal Products - 1.47%
Medifast, Inc. (a)	26,500	763,465
Pharmaceuticals - 2.66%
Endo Health Solutions, Inc. (a)	38,100	1,383,030
Specialty Retail - 1.12%
Express, Inc. (a)	26,570	579,226
Textiles, Apparel & Luxury Goods - 5.02%
True Religion Apparel, Inc.	62,757	1,998,183
Vera Bradley, Inc. (a)	25,800	606,300
		2,604,483
TOTAL COMMON STOCKS (Cost $43,072,992)		$51,125,102

REAL ESTATE INVESTMENT TRUSTS - 0.69%
Highwoods Properties, Inc.	9,880	359,830
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $327,146)		$359,830

SHORT TERM INVESTMENTS - 0.25%
Money Market Fund - 0.25%
Fidelity Institutional Government Portfolio	131,414	131,414
TOTAL MONEY MARKET FUNDS (Cost $131,414)		$131,414

Total Investments (Cost $43,531,552) - 99.39%		51,616,346
Other Assets in Excess of Liabilities - 0.61%		317,137
TOTAL NET ASSETS - 100.00%		$51,933,483

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2013 was as follows*:

Cost of investments	$43,531,552
Gross unrealized appreciation	8,578,557
Gross unrealized depreciation	(493,763)
Net unrealized appreciation	$8,084,794

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Snow Capital Small Cap Value Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on November 30, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
The Funds’ securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities listed in the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not listed on NASDAQ shall be valued at the most recent trade price. Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/ or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the idenified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions indetermining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$51,125,102	$-	$-	$51,125,102
Real Estate Investment Trusts	359,830			359,830
Total Equity	51,484,932	-	-	51,484,932

Short-Term Investments	-	131,414	-	131,414

Total Investments in Securities	$51,484,932	$131,414	$-	$51,616,346

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and 2 as of May 31, 2013

The Fund held no Level 3 securities during the period ended May 31, 2013.

The Fund measures Level 3 activity as of the beginning and end of the fiscal period.  For the period ended May 31, 2013 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
 John Buckel, President

Date 7/24/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
   John Buckel, President

Date 7/24/2013

By (Signature and Title)* /s/ Jennifer Lima
   Jennifer Lima, Treasurer

Date 7/24/2013

* Print the name and title of each signing officer under his or her signature.